Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in financial assets and real estate [abstract]
Available-for-sale (AFS)	€ 99,884	€ 99,580
Loans	46,823	44,519
Financial assets at fair value through profit or loss (FVTPL)	8,481	10,057
Total financial assets, excluding derivatives	155,188	154,156
Investments in real estate	2,643	2,385	€ 2,901
Total investments for general account	€ 157,831	€ 156,541	€ 145,976